Correction of error	6 Months Ended
Jun. 30, 2024
Correction of error
Correction of error

17Correction of error

In March 2024, the Group identified an error related to the classification of the SME tax relief that it generates from HMRC in its statements of income and comprehensive income for the six-month period ended June 30, 2023 and for the three- and nine-month periods ended September 30, 2023. During the periods noted, the tax credit was erroneously classified within other operating income.

Whilst the Group experiences recurring unrelieved trading losses, it elects to surrender such losses and, instead, claim a payable tax credit. Accordingly, the SME tax credit should have been classified as an income tax credit rather than as other operating income within the statements of income and comprehensive income.

17Correction of error (continued)

The impact of the restatement on the statement of income and comprehensive income and statement of cash flows is presented in the following tables.

There is no impact on the Unaudited Condensed Consolidated Interim Statements of Financial Position as at June 30, 2023 or September 30, 2023.

The following table presents the effects of the changes in presentation of these amounts, compared to the previously reported Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income (in thousands):

	Six Months Ended
	June 30, 2023
	As Reported	Adjustment	As Corrected
Research and development expenses	(27,500)	—	(27,500)
Administrative expenses	(24,266)	—	(24,266)
Related party administrative expenses	(42)	—	(42)
Other operating income	15,845	(12,984)	2,861
Operating loss	(35,963)	(12,984)	(48,947)
Finance income	32,333	—	32,333
Finance costs	(8,140)	—	(8,140)
Net finance income/(costs)	24,193	—	24,193
Loss before tax	(11,770)	(12,984)	(24,754)
Income tax credit	—	12,984	12,984
Net loss for the period	(11,770)	—	(11,770)

The following table presents the effects of the changes in presentation of these cash flows, compared to the previously reported Unaudited Condensed Consolidated Interim Statements of Cash Flows (in thousands):

	Six Months Ended
	June 30, 2023
	As Reported	Adjustment	As Corrected
Cash flows from operating activities
Net loss for the period	(11,770)	—	(11,770)
Adjustments to cash flows from non-cash items
Depreciation and amortization	990	—	990
Depreciation on right of use assets	327	—	327
Finance (income)/costs	(24,193)	—	(24,193)
Share based payment transactions	7,056	—	7,056
Income tax credit	—	(12,984)	(12,984)
	(27,590)	(12,984)	(40,574)
Working capital adjustments
Decrease/(increase) in trade and other receivables	(863)	1,665	802
Increase/(decrease) in trade and other payables	(4,603)	—	(4,603)
Income taxes received	—	11,319	11,319
Net cash flows used in operating activities	(33,056)	—	(33,056)